Net Loss Per Share (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net loss and comprehensive loss	$ (4,995,703)	$ (4,194,698)	$ (16,983,511)	$ (17,070,223)
Extinguishment of preferred stock			224,224
Accretion of preferred stock to redemption value	(943,297)	(1,015,371)	(4,152,801)	(348,436)
Net loss attributable to common stockholders	$ (5,939,000)	$ (5,210,069)	$ (20,912,088)	$ (17,418,659)
Net loss per share attributable to common stockholders, basic and diluted	$ (1.06)	$ (7.07)	$ (24.52)	$ (31.14)
Weighted average number of common shares used in computing net loss per share attributable to common stockholders, basic and diluted	5,605,151	737,016	852,665	559,419